Lease Incentives (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Lease Incentives
The following table represents the details of the Company’s lease incentives balance as of December 31, 2015 and 2014.

	2015 $	2014 $
Lease incentives	11,177	7,536
Other lease liabilities	142	242
	11,319	7,778
Less: current portion	822	485
Long-term portion	10,497	7,293